Advances from Federal Home Loan Bank - Additional Information (Detail)	Dec. 31, 2015 USD ($)
Federal Home Loan Bank, Advances [Line Items]
Agreement of first mortgage loan and non-residential real estate loan	125.00%
Additional borrowing capacity	$ 54,000,000
Additional collateral pledged that could be pledged to FHLB	17,200,000
Federal Home Loan Bank of Cincinnati [Member]
Federal Home Loan Bank, Advances [Line Items]
Approved line of credit	30,000,000
BVA Compass Bank [Member]
Federal Home Loan Bank, Advances [Line Items]
Approved line of credit	8,000,000
Bva Compass Bank and Cincinnati [Member] | Overnight Line of Credit [Member]
Federal Home Loan Bank, Advances [Line Items]
Overnight lines of credit outstanding amount	$ 0